Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

9. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

	2011	2010	2009

	(in thousands)
Current tax expense (benefit):

U.S.	$(715)	$23,841	$20,362

Total	(715)	23,841	20,362

Deferred tax expense (benefit):
U.S.	(47,893)	15,967	(1,376)

Total	(47,893)	15,967	(1,376)

Total income tax expense (benefit) on income from continuing operations	(48,608)	39,808	18,986
Other comprehensive income (loss)	9,689	9,279	28,567
Cumulative effect of changes in accounting policy	-	-	2,010

Total income tax expense (benefit) on continuing operations	$(38,919)	$49,087	$49,563

The Company’s income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($109.2) million, $141.5 million and $76.0 million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company’s actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

	2011	2010	2009

	(in thousands)

Expected federal income tax expense (benefit)	$(37,938)	$45,784	24,591
Non-taxable investment income	(7,885)	(4,449)	(3,240)
Tax Credits	(1,368)	(362)	(195)
Expiration of statute of limitations and related interest	-	-	(2,695)
Other	(1,417)	(1,165)	525

Total income tax expense (benefit) on income from continuing operations	$(48,608)	$39,808	$18,986

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

	2011	2010

	(in thousands)
Deferred tax assets
Insurance reserves	$47,597	$3,398
Investments	4,696	-
Other	929	7,252

Deferred tax assets	$53,222	$10,650

Deferred tax liabilities	$0
Deferred acquisition costs	$46,444	$52,192
Investments	$0	1,159
Net Unrealized gains on securities	31,085	20,341
Deferred Annuity Bonus	16,835	17,887

Deferred tax liabilities	$94,364	$91,579

Net deferred tax asset (liability)	$(41,142)	$(80,929)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.

The Company’s unrecognized tax benefits for the periods indicated are as follows:

	Unrecognized tax benefits prior to 2002	Unrecognized tax benefits 2002 and forward	Total unrecognized tax benefits all years

	(in thousands)

Amounts as of December 31, 2008	$3,596	$1,517	$5,113
Increases in unrecognized tax benefits taken in prior	-	-	-
period	-	(210)	(210)
(Decreases) in unrecognized tax benefits taken in		-	-
prior period			-
Settlements with taxing authorities			-
(Decreases) in unrecognized tax benefits as a result	-		-
of lapse of the applicable statute of limitations	(2,107)		(2,107)

Amounts as of December 31, 2009	$1,489	$1,307	$2,796
Increases in unrecognized tax benefits taken in prior
period	-	-	-
(Decreases) in unrecognized tax benefits taken in
prior period	-	(1,177)	(1,177)

Amounts as of December 31, 2010	$1,489	$130	$1,619
Increases in unrecognized tax benefits taken in prior		-	-
period	-	-	-
(Decreases) in unrecognized tax benefits taken in		-	-
prior period	(1,489)	(17)	(1,506)

Amounts as of December 31, 2011	$-	$113	$113

Unrecognized tax benefits that, if recognized, would		-	-
favorably impact the effective rate as of		0	0
December 31, 2009	$1,489	$-	$1,489

Unrecognized tax benefits that, if recognized, would		-	-
favorably impact the effective rate as of		-	-
December 31, 2010	$1,489	$-	$1,489

Unrecognized tax benefits that, if recognized, would		-	-
favorably impact the effective rate as of	(1,489)	-	(1,489)
December 31, 2011	$-	$-	$-

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the financial statements for tax-related interest and penalties for the years ended December 31, are as follows:

	2011	2010	2009

	(in thousands)
Interest and penalties recognized in the statements of operations	$-	$(1,100)	$400
Interest and penalties recognized in liabilities in the statements of financial position	$-	$-	$1,100

The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

During the fourth quarter of 2011, the Company’s parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year’s equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On February 13, 2012, the Obama Administration released the “General Explanations of the Administration’s Revenue Proposals.” One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company’s consolidated net income. These activities had no impact on the Company’s 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive (“IDD”) stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company’s parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company’s 2009, 2010 or 2011 results.

For tax years 2007 through 2011, the Company is participating in the IRS’s Compliance Assurance Program (“CAP”). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management’s expectation this program will shorten the time period between the filing of the Company’s federal income tax returns and the IRS’s completion of its examination of the returns.